Consolidated statement of income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Interest income (Note 29)
Loans	[1]	$ 16,874	$ 12,150
Securities	[1]	3,422	2,141
Securities borrowed or purchased under resale agreements	[1]	1,175	319
Deposits with banks	[1]	708	131
Interest income	[1]	22,179	14,741
Interest expense (Note 29)
Deposits		7,887	2,651
Securities sold short		380	236
Securities lent or sold under repurchase agreements		943	208
Subordinated indebtedness		203	122
Other		125	65
Interest expense		9,538	3,282
Net interest income		12,641	11,459
Non-interest income
Underwriting and advisory fees		557	713
Deposit and payment fees		880	797
Credit fees		1,286	1,152
Card fees		437	460
Investment management and custodial fees		1,760	1,621
Mutual fund fees		1,776	1,772
Insurance fees, net of claims		351	358
Commissions on securities transactions		378	426
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		1,172	607
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		35	90
Foreign exchange other than trading (FXOTT)		242	276
Income from equity-accounted associates and joint ventures (Note 25)		47	55
Other		271	229
Non-interest income		9,192	8,556
Total revenue		21,833	20,015
Provision for credit losses (Note 5)		1,057	158
Non-interest expenses
Employee compensation and benefits		7,157	6,450
Occupancy costs		853	916
Computer, software and office equipment		2,297	2,030
Communications		352	318
Advertising and business development		334	237
Professional fees		313	277
Business and capital taxes		123	111
Other (Notes 3 and 8)		1,374	1,196
Non-interest expenses		12,803	11,535
Income before income taxes		7,973	8,322
Income taxes (Note 19)		1,730	1,876
Net income		6,243	6,446
Net income attributable to non-controlling interests		23	17
Preferred shareholders and other equity instrument holders		171	158
Common shareholders		6,049	6,271
Net income attributable to equity shareholders		$ 6,220	$ 6,429
Earnings per share (EPS) (in dollars) (Note 20)
Basic	[2]	$ 6.7	$ 6.98
Diluted	[2]	6.68	6.96
Dividends per common share (in dollars) (Note 15)	[2]	$ 3.27	$ 2.92

[1]	Interest income included $20 billion for the year ended October 31, 2022 (2021: $13.2 billion) calculated based on the effective interest rate method.
[2]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.